Segmental analysis - Schedule of operating profit/(loss) by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 1,526	£ 1,309
Share of post-tax results of joint ventures and associates	39	57
Finance income	208	234
Finance costs	(947)	(916)
Profit before tax	826	684
UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,498	1,294
US
Disclosure of operating segments [line items]
Operating profit from continuing operations	28	15
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	810	642
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	488	759
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	0	(213)
Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	61	87
Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	78	(50)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	126	145
Operating segments | Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	(37)	(61)
Total operating profit/(loss) before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,615	1,210
Share of post-tax results of joint ventures and associates	39	60
Finance income	206	231
Finance costs	(884)	(901)
Profit before tax	976	600
Total operating profit/(loss) before exceptional items and remeasurements | UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,476	1,173
Total operating profit/(loss) before exceptional items and remeasurements | US
Disclosure of operating segments [line items]
Operating profit from continuing operations	139	37
Total operating profit/(loss) before exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	813	642
Total operating profit/(loss) before exceptional items and remeasurements | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	488	764
Total operating profit/(loss) before exceptional items and remeasurements | Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	0	(364)
Total operating profit/(loss) before exceptional items and remeasurements | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	81	89
Total operating profit/(loss) before exceptional items and remeasurements | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	73	(30)
Total operating profit/(loss) before exceptional items and remeasurements | Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	187	147
Total operating profit/(loss) before exceptional items and remeasurements | Operating segments | Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	(27)	(38)
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	(89)	99
Share of post-tax results of joint ventures and associates	0	(3)
Finance income	2	3
Finance costs	(63)	(15)
Profit before tax	(150)	84
Exceptional items and remeasurements | UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	22	121
Exceptional items and remeasurements | US
Disclosure of operating segments [line items]
Operating profit from continuing operations	(111)	(22)
Exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	(3)	0
Exceptional items and remeasurements | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	0	(5)
Exceptional items and remeasurements | Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	0	151
Exceptional items and remeasurements | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	(20)	(2)
Exceptional items and remeasurements | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	5	(20)
Exceptional items and remeasurements | Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	(61)	(2)
Exceptional items and remeasurements | Operating segments | Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ (10)	£ (23)